Release of Liabilities (Details Narrative) - Vardakis [Member]	Feb. 12, 2015 USD ($) shares
Common stock shares sold | shares	8,813,225
Percentage of common stock issued and outstanding shares	85.00%
Payment of shares	$ 4,407
Aggregate liabilities	$ 236,959